Fees Summary	Aug. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,517,845
Previously Paid Amount	0
Total Fee Amount	1,918
Total Offset Amount	0
Net Fee	$ 1,918